Gallery Trust
Mondrian International Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — 98.3%
	Number of Shares	Value (U.S. $)
DENMARK — 0.8%
ISS A/S *	320,448	$6,036,129
Total Denmark		6,036,129

FRANCE — 8.7%
Bouygues SA	181,690	6,416,842
Cie de Saint-Gobain SA *	151,560	10,251,916
Dassault Aviation SA	86,353	10,244,822
Sanofi SA	254,978	26,665,592
Societe Generale SA	256,437	9,519,792
Total France		63,098,964

GERMANY — 6.8%
Allianz SE	72,026	18,520,072
Continental AG *	139,871	13,493,242
Evonik Industries AG	496,427	16,197,949
Vitesco Technologies Group *	20,737	1,026,766
Total Germany		49,238,029

HONG KONG — 5.9%
CK Hutchison Holdings Ltd	3,329,000	23,659,222
Jardine Matheson Holdings Ltd	153,315	9,042,750
WH Group Ltd	15,432,639	10,322,609
Total Hong Kong		43,024,581

ITALY — 7.0%
Enel SpA	2,859,697	21,903,395
Eni SpA	752,308	11,322,207
Snam SpA	3,106,982	17,401,831
Total Italy		50,627,433

JAPAN — 27.2%
Coca-Cola Bottlers Japan Holdings Inc	561,700	6,572,435
FUJIFILM Holdings Corp	207,600	13,968,564
Fujitsu Ltd	49,300	6,528,502
Hitachi Ltd	122,900	6,412,612
Honda Motor Co Ltd	681,100	20,074,099

Gallery Trust
Mondrian International Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN (continued)
Kyocera Corp	288,300	$17,856,377
Mitsubishi Electric Corp	1,073,500	13,654,693
Nippon Telegraph & Telephone Corp	641,500	18,321,234
Otsuka Holdings Co Ltd	238,600	8,197,968
Secom Co Ltd	60,600	4,283,757
Sekisui Chemical Co Ltd	748,300	13,136,377
Sony Corp Group	197,800	22,374,199
Takeda Pharmaceutical Co Ltd	607,000	17,643,629
Tokio Marine Holdings Inc	237,852	14,268,428
Toyota Industries Corp	177,900	13,961,690
Total Japan		197,254,564

SINGAPORE — 4.6%
Singapore Telecommunications Ltd	4,163,502	7,532,567
United Overseas Bank Ltd	1,147,040	25,634,221
Total Singapore		33,166,788

SPAIN — 3.3%
Banco Santander SA	6,039,958	21,202,944
Red Electrica Corp SA	134,012	2,701,263
Total Spain		23,904,207

SWEDEN — 1.7%
Telia Co AB	3,077,715	12,112,184
Total Sweden		12,112,184

SWITZERLAND — 3.6%
Novartis AG	256,676	22,264,915
Zurich Insurance Group AG	9,104	4,351,747
Total Switzerland		26,616,662

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	527,000	12,113,912
Total Taiwan		12,113,912

Gallery Trust
Mondrian International Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 27.0%
Associated British Foods	214,240	$5,649,488
BP PLC	3,447,515	17,831,021
GlaxoSmithKline PLC	1,150,796	25,431,309
Imperial Brands PLC	787,759	18,627,807
Kingfisher PLC	3,205,162	14,313,527
Lloyds Banking Group PLC	35,001,475	24,198,452
Shell PLC	899,069	22,811,964
SSE PLC	1,036,321	22,148,977
Tesco PLC	4,283,772	17,184,690
Travis Perkins PLC	304,555	6,166,625
Wickes Group PLC	358,131	977,708
WPP PLC	1,296,405	20,266,103
Total United Kingdom		195,607,671

Total Common Stock
(Cost $662,255,318)		712,801,124
Total Value of Securities — 98.3%
(Cost $662,255,318)		$712,801,124

Percentages are based on Net Assets of $725,274,922.

*	Non-income producing security.

Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,811,964	$689,989,160	$—	$712,801,124
Total Investments in Securities	$22,811,964	$689,989,160	$—	$712,801,124

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — 92.9%
	Number of Shares	Value (U.S. $)
BRAZIL — 5.3%
Hypera SA	74,900	$438,672
Itau Unibanco Holding SA ADR	42,355	199,916
Suzano Papel e Celulose SA	36,600	408,933
Vale ADR Class B	18,123	275,107
Total Brazil		1,322,628

CHINA — 35.5%
Alibaba Group Holding Ltd *	83,992	1,301,811
Autohome ADR	14,699	489,771
Baidu Inc ADR *	4,947	790,234
China Medical System Holdings Ltd	132,000	223,798
China Merchants Bank Co Ltd Class H	75,500	633,918
CSPC Pharmaceutical Group Ltd	559,520	683,428
Gree Electric Appliances Inc Class A	83,596	502,795
Hengan International Group Co Ltd	50,000	244,827
Jiangsu Yanghe Brewery Joint-Stock Co Ltd Class A	6,112	151,155
LONGi Green Energy Tech Co Ltd Class A	19,300	217,216
Midea Group Co Ltd Class A	61,803	719,714
Ping An Insurance Group Co of China Ltd Class H	183,500	1,442,904
Tencent Holdings Ltd	13,600	844,941
Tingyi Cayman Islands Holding Corp Class H	202,000	418,816
Wuliangye Yibin Class A	6,300	198,518
Total China		8,863,846

HONG KONG — 2.8%
JD.com Inc Class A *	671	24,666
NetEase Inc	15,786	321,446
WH Group Ltd	537,728	359,676
Total Hong Kong		705,788

INDIA — 7.6%
Axis Bank Inc *	16,231	169,938
HCL Technologies Ltd	16,061	238,144
Housing Development Finance Corp Ltd	22,738	776,606

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDIA (continued)
Infosys Ltd Sponsored ADR	6,716	$158,296
Reliance Industries Ltd	17,682	569,023
Total India		1,912,007

INDONESIA — 2.6%
Bank Rakyat Indonesia Persero Tbk PT	2,246,239	640,108
Total Indonesia		640,108

MEXICO — 1.1%
Grupo Financiero Banorte SAB de CV Class O	45,666	288,855
Total Mexico		288,855

PERU — 2.8%
Credicorp Ltd	4,910	703,210
Total Peru		703,210

RUSSIA — 3.0%
LUKOIL PJSC Sponsored ADR	6,040	536,775
Polymetal International PLC	14,512	207,972
Total Russia		744,747

SOUTH AFRICA — 2.3%
Mondi PLC	22,894	572,624
Total South Africa		572,624

SOUTH KOREA — 7.7%
LG Chem Ltd	446	240,482
Samsung Electronics Co Ltd	2,597	161,530
Samsung Fire & Marine Insurance Co Ltd	2,199	365,955
Shinhan Financial Group Co Ltd	12,981	414,544
SK Hynix Inc	7,020	733,860
Total South Korea		1,916,371

TAIWAN — 18.2%
Alchip Technologies Ltd	9,000	308,610
CTBC Financial Holding Co Ltd	361,000	361,780
Delta Electronics Inc	53,000	514,789

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN (continued)
Hon Hai Precision Industry Co Ltd	244,000	$897,028
MediaTek Inc	7,000	275,003
Taiwan Semiconductor Manufacturing Co Ltd	95,000	2,183,722
Total Taiwan		4,540,932

UNITED KINGDOM — 2.0%
Unilever PLC	9,884	504,194
Total United Kingdom		504,194

UNITED STATES — 2.0%
Consumer Discretionary — 0.5%
Yum China Holdings Inc	2,742	132,082

Materials — 1.5%
Barrick Gold Corp US	18,849	360,959

Total United States		493,041

Total Common Stock
(Cost $22,057,378)		23,208,351

PREFERRED STOCK — 6.5%

BRAZIL — 0.9%
Itausa SA Pref**	115,680	223,077

SOUTH KOREA — 5.6%
LG Chem Ltd Pref**	1,236	312,608

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
January 31, 2022 (Unaudited)

PREFERRED STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
Samsung Electronics Co Ltd**	19,466	$1,097,056
		1,409,664
Total Preferred Stock
(Cost $1,441,115)		1,632,741
Total Value of Securities — 99.4%
(Cost $23,498,493)		$24,841,092

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2022 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	02/07/22	HKD	720,952	USD	92,513	$48
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$48

Percentages are based on Net Assets of $24,997,136.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
HKD —Hong Kong Dollar
Ltd. — Limited
PLC — Public Limited Company
USD —United States Dollar

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,782,810	$18,425,541	$—	$23,208,351
Preferred Stock	223,077	1,409,664	—	1,632,741
Total Investments in Securities	$5,005,887	$19,835,205	$—	$24,841,092

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$48	$—	$48
Total Other Financial Instruments	$—	$48	$—	$48

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200

Gallery Trust
Mondrian International Government Fixed Income Fund
January 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 2.9%
Australia Government Bond
4.750%, 04/21/27	AUD	211,000	$172,852
3.250%, 04/21/25	AUD	181,000	135,733
3.000%, 03/21/47	AUD	150,000	116,449
Total Australia			425,034

AUSTRIA — 3.7%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	355,000	538,897
Total Austria			538,897

BELGIUM — 4.3%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	530,000	626,104
Total Belgium			626,104

CANADA — 4.9%
Canadian Government Bond
2.000%, 09/01/23	CAD	465,000	370,325
1.000%, 06/01/27	CAD	440,000	335,264
Total Canada			705,589

FINLAND — 4.3%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	539,000	625,880
Total Finland			625,880

FRANCE — 4.5%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	440,000	549,130
0.500%, 05/25/25	EUR	90,000	103,714
Total France			652,844

Gallery Trust
Mondrian International Government Fixed Income Fund
January 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
GERMANY — 14.8%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	225,000	$386,336
0.250%, 02/15/29	EUR	400,000	462,929
0.000%, 08/15/30	EUR	586,000	666,767
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	67,000,000	631,732
Total Germany			2,147,764

ITALY — 12.1%
Italy Buoni Poliennali Del Tesoro
2.950%, 09/01/38 (A)	EUR	550,000	728,620
2.000%, 02/01/28	EUR	550,000	664,730
1.450%, 05/15/25	EUR	308,000	360,140
Total Italy			1,753,490

JAPAN — 14.2%
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	42,500,000	466,470
0.300%, 06/20/46	JPY	94,800,000	756,242
Japan Government Twenty Year Bond
0.200%, 06/20/36	JPY	98,050,000	831,320
Total Japan			2,054,032

MALAYSIA — 1.9%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	219,055
4.181%, 07/15/24	MYR	240,000	59,089
Total Malaysia			278,144

MEXICO — 5.2%
Mexican Bonos
8.000%, 11/07/47	MXN	15,590,000	755,225
Total Mexico			755,225

Gallery Trust
Mondrian International Government Fixed Income Fund
January 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
NETHERLANDS — 4.7%
Netherlands Government Bond
2.750%, 01/15/47 (A)	EUR	250,000	$446,430
0.500%, 01/15/40 (A)	EUR	205,000	238,639
Total Netherlands			685,069

PERU — 2.2%
Peru Government Bond
6.950%, 08/12/31	PEN	580,000	159,318
6.350%, 08/12/28	PEN	590,000	159,171
Total Peru			318,489

SINGAPORE — 3.2%
Singapore Government Bond
2.875%, 09/01/30	SGD	107,000	86,125
2.250%, 08/01/36	SGD	200,000	152,586
0.500%, 11/01/25	SGD	306,000	219,107
Total Singapore			457,818

SUPRANATIONAL — 13.4%
Asian Development Bank
2.350%, 06/21/27	JPY	70,000,000	686,912
European Financial Stability Facility
0.950%, 02/14/28	EUR	526,000	620,892
European Investment Bank
2.150%, 01/18/27	JPY	65,500,000	628,234
Total Supranational			1,936,038

UNITED KINGDOM — 1.8%
United Kingdom Gilt
4.250%, 09/07/39	GBP	88,000	169,228

Gallery Trust
Mondrian International Government Fixed Income Fund
January 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
UNITED KINGDOM (continued)
1.500%, 07/22/47	GBP	73,000	$98,041
Total United Kingdom			267,269

Total Global Bonds
(Cost $14,277,955)			14,227,686
Total Value of Securities — 98.1%
(Cost $14,277,955)			$14,227,686

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2022 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/28/22	USD	254,187	JPY	29,251,000	$268
Brown Brothers Harriman	04/29/22	USD	186,089	EUR	166,000	808
Brown Brothers Harriman	04/29/22	USD	885,927	GBP	661,500	3,312
Brown Brothers Harriman	04/29/22	USD	145,218	NOK	1,300,500	771
Brown Brothers Harriman	04/29/22	USD	577,585	PLN	2,377,500	1,112
Brown Brothers Harriman	04/29/22	CAD	891,000	USD	701,218	416
Brown Brothers Harriman	04/29/22	SGD	616,500	USD	456,065	(214)
Brown Brothers Harriman	04/29/22	MXN	12,538,000	USD	595,265	(3,155)
Brown Brothers Harriman	04/29/22	AUD	200,500	USD	141,962	126
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts						$3,444

Percentages are based on Net Assets of $14,499,999.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of January 31, 2022 was $2,665,673 and represents 18.4% of Net Assets.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
OAT — Obligations Assimilables du Tresor
PEN — Peruvian Sol
PLN — Polish Zloty
SGD — Singapore Dollar
USD — United States Dollar

Gallery Trust
Mondrian International Government Fixed Income Fund
January 31, 2022 (Unaudited)

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$14,227,686	$—	$14,227,686
Total Investments in Securities	$—	$14,227,686	$—	$14,227,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$6,813	$—	$6,813
Unrealized Depreciation	—	(3,369)	—	(3,369)
Total Other Financial Instruments	$—	$3,444	$—	$3,444

*    Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0 or have been rounded to $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — 97.6%
	Number of Shares	Value (U.S. $)
UNITED STATES — 97.6%
Consumer Discretionary — 1.9%
MDC Holdings Inc	652	$33,050

Financials — 13.6%
Bancorp *	1,383	41,241
Houlihan Lokey Inc Class A	311	33,053
Main Street Capital	656	29,021
Moelis & Company Class A	582	32,866
Prog Holdings Inc *	1,123	44,707
Umpqua Holdings	1,441	29,223
Wintrust Financial	307	30,108
		240,219
Health Care — 5.0%
AMN Healthcare Services Inc *	265	26,855
iRadimed Corp *	538	21,423
Supernus Pharmaceuticals Inc *	1,307	40,321
		88,599
Industrials — 35.4%
AAR Corp *	895	36,042
Astronics Corp *	1,913	23,013
Barnes Group Inc	801	36,181
Curtiss-Wright	305	40,501
Douglas Dynamics Inc	1,227	44,822
EnerSys	621	46,531
GrafTech International Ltd	3,672	38,483
Great Lakes Dredge & Dock *	2,266	31,022
Kforce Inc	379	26,026
Luxfer Holdings PLC	1,649	28,165
McGrath RentCorp	445	33,914
MSC Industrial Direct Co Inc Class A	482	39,350
Parsons Corp *	1,100	33,495

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Industrials (continued)
Timken Company	518	$34,603
TPI Composites Inc *	1,456	17,574
US Ecology Inc *	1,314	37,554
Wabash National	1,745	34,237
Willdan Group Inc *	1,296	40,772
		622,285
Information Technology — 25.1%
Advanced Energy Industries Inc	477	41,108
Amkor Technology Inc	1,461	32,171
Avnet Inc	1,164	46,979
Cohu Inc *	1,250	41,225
Comtech Telecommunications Corp	1,286	26,144
FormFactor Inc *	864	36,927
Knowles *	1,648	34,954
Maximus Inc	595	46,005
MaxLinear Inc Class A *	273	16,386
Science Applications International	435	35,683
TTM Technologies Inc *	2,631	35,413
Vishay Intertechnology Inc	2,420	50,118
		443,113
Materials — 11.8%
Avient Corp	667	33,197
Glatfelter Corp	2,239	38,869
Graphic Packaging Holding Co	2,585	48,882
Greif Inc Class A	666	39,401
Innospec Inc	521	48,432
		208,781
Real Estate — 4.8%
Easterly Government Properties Inc Class A REIT	395	8,283
Global Medical Inc REIT	2,186	36,965

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Real Estate (continued)
Physicians Realty Trust REIT	2,164	$39,515
		84,763
Total United States		1,720,810

Total Common Stock
(Cost $1,562,673)		1,720,810
Total Value of Securities — 97.6%
(Cost $1,562,673)		$1,720,810

Percentages are based on Net Assets of $1,762,448.

*	Non-income producing security.

Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2022 (Unaudited)

COMMON STOCK — 98.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 3.0%
Aurizon Holdings Ltd	20,695	$51,550
Total Australia		51,550

CANADA — 4.8%
Enbridge Inc	1,965	83,074
Total Canada		83,074

CHILE — 3.3%
Enel Americas SA	483,776	56,931
Total Chile		56,931

CHINA — 7.7%
Guangdong Investment Ltd	48,000	68,708
Jiangsu Expressway Co Ltd Class H	62,000	64,605
Total China		133,313

FRANCE — 11.6%
Eiffage SA	670	70,344
Rubis SCA	2,199	71,147
Veolia Environnement SA	1,652	59,607
Total France		201,098

INDIA — 3.9%
Power Grid Corp of India Ltd	23,287	67,512
Total India		67,512

ITALY — 10.7%
Atlantia SpA *	3,297	61,143
Enel SpA	8,565	65,602
Snam SpA	10,770	60,321
Total Italy		187,066

MALAYSIA — 3.7%
Westports Holdings	70,600	64,871
Total Malaysia		64,871

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO — 7.1%
Aeroportuario Centro Norte SAB de CV B Class B	9,506	$63,912
Promotora y Operadora de Infraestructura	8,276	60,630
Total Mexico		124,542

PORTUGAL — 3.5%
EDP - Energias de Portugal SA	11,991	61,564
Total Portugal		61,564

SPAIN — 6.8%
Iberdrola SA	4,825	55,348
Red Electrica Corp SA	3,147	63,434
Total Spain		118,782

UNITED KINGDOM — 3.8%
SSE PLC	3,120	66,683
Total United Kingdom		66,683

UNITED STATES — 28.3%
Health Care — 3.7%
HCA Healthcare Inc	267	64,093

Real Estate — 3.3%
American Tower REIT	228	57,342

Utilities — 21.3%
Edison International	1,088	68,316
Evergy Inc	966	62,751
Eversource Energy	599	53,605
OGE Energy	1,495	56,690
Portland General Electric Co	1,101	57,847

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Utilities (continued)
PPL Corporation	2,399	$71,202
		370,411
Total United States		491,846

Total Common Stock
(Cost $1,563,852)		1,708,832
Total Value of Securities — 98.2%
(Cost $1,563,852)		$1,708,832

Percentages are based on Net Assets of $1,739,442.

*	Non-income producing security.

Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$756,393	$952,439	$—	$1,708,832
Total Investments in Securities	$756,393	$952,439	$—	$1,708,832

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2022 (Unaudited)

COMMON STOCK — 97.3%
	Number of Shares	Value (U.S. $)
BRAZIL — 0.8%
Hypera SA *	150,500	$881,443
Total Brazil		881,443

CHINA — 5.0%
Alibaba Group Holding Ltd *	107,300	1,663,066
Autohome Inc ADR	30,861	1,028,289
Midea Group Co Ltd Class A	117,055	1,363,139
Ping An Insurance Group Co of China Ltd Class H	204,000	1,604,100
Total China		5,658,594

FRANCE — 7.7%
Sanofi SA	30,403	3,179,545
Thales SA	29,550	2,727,618
Ubisoft Entertainment *	47,158	2,703,507
Total France		8,610,670

GERMANY — 1.4%
Continental AG *	15,618	1,506,656
Vitesco Technologies Group *	2,241	110,960
Total Germany		1,617,616

HONG KONG — 1.4%
WH Group Ltd	2,360,457	1,578,866
Total Hong Kong		1,578,866

INDIA — 0.9%
Reliance Industries Ltd	29,730	956,739
Total India		956,739

ITALY — 2.8%
Enel SpA	404,198	3,095,890
Total Italy		3,095,890

JAPAN — 15.5%
Hitachi Ltd	27,300	1,424,445
Kyocera Corp	33,800	2,093,464

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN (continued)
Matsumotokiyoshi Holdings Co Ltd	43,400	$1,490,215
Mitsubishi Electric Corp	172,100	2,189,076
Otsuka Holdings Co Ltd	11,500	395,124
SCSK	112,100	1,903,718
Sekisui Chemical Co Ltd	66,000	1,158,627
Sony Corp Group	19,900	2,250,994
Sundrug Co Ltd	96,300	2,431,801
Toyota Industries Corp	25,400	1,993,406
Total Japan		17,330,870

PERU — 0.9%
Credicorp Ltd	7,192	1,030,038
Total Peru		1,030,038

SOUTH KOREA — 0.8%
LG Chem Ltd	1,709	921,486
Total South Korea		921,486

SPAIN — 0.1%
Red Electrica Corp SA	6,975	140,594
Total Spain		140,594

TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	102,000	2,344,628
Total Taiwan		2,344,628

UNITED KINGDOM — 10.2%
Associated British Foods	37,303	983,677
GlaxoSmithKline PLC	153,857	3,400,068
Imperial Brands PLC	49,822	1,178,120
Lloyds Banking Group PLC	4,779,222	3,304,140
Unilever PLC	50,702	2,586,365
Total United Kingdom		11,452,370

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — 47.7%
Communication Services — 3.0%
Alphabet Inc Class A *	910	$2,462,523
Meta Platforms Inc Class A *	2,956	925,997
		3,388,520
Consumer Discretionary — 1.8%
Dollar Tree Inc *	15,680	2,057,530

Consumer Staples — 5.1%
Colgate-Palmolive	38,915	3,208,542
Walmart Inc	17,810	2,490,016
		5,698,558
Energy — 1.3%
Exxon Mobil Corp	19,536	1,483,955

Financials — 10.2%
New York Community Bancorp Inc	48,476	565,230
Pinnacle Financial Partners Inc	15,491	1,498,135
Progressive	31,318	3,403,014
S&P Global Inc	5,099	2,117,207
Wells Fargo & Co	70,597	3,798,118
		11,381,704
Health Care — 10.8%
AbbVie Inc	20,613	2,821,714
Centene Corp *	46,198	3,592,356
HCA Healthcare Inc	9,019	2,165,011
Johnson & Johnson	19,930	3,433,740
		12,012,821
Industrials — 3.2%
L3Harris Technologies Inc	5,543	1,160,094

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Industrials (continued)
Stericycle Inc *	42,638	$2,504,556
		3,664,650
Information Technology — 10.4%
Dell Technologies Inc Class C *	50,180	2,850,726
Maximus Inc	23,636	1,827,536
Microsoft Corp	12,441	3,868,902
Sabre *	108,133	989,417
Visa Inc Class A	9,714	2,197,015
		11,733,596
Real Estate — 1.9%
American Tower REIT	8,411	2,115,367

Total United States		53,536,701

Total Common Stock
(Cost $108,731,993)		109,156,505

PREFERRED STOCK — 0.8%

SOUTH KOREA — 0.8%
Samsung Electronics Co Ltd**	15,681	883,742

Total Preferred Stock
(Cost $951,248)		883,742
Total Value of Securities — 98.1%
(Cost $109,683,241)		$110,040,247

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2022 (Unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2022 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	02/07/22	USD	62,513	HKD	487,161	$(33)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(33)

Percentages are based on Net Assets of $112,154,665.

*	Non-income producing security.
**	There is no current rate available.

ADR — American Depositary Receipt
HKD —Hong Kong Dollar
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
USD —United States Dollar

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,476,471	$52,680,034	$—	$109,156,505
Preferred Stock	—	883,742	—	883,742
Total Investments in Securities	$56,476,471	$53,563,776	$—	$110,040,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(33)	$—	$(33)
Total Other Financial Instruments	$—	$(33)	$—	$(33)

*Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-1200